Investments In Affiliated And Other Company (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007 Company [Member]	Dec. 31, 2012 Ecomtrade [Member]	Dec. 31, 2006 Locationet [Member]	Dec. 31, 2006 Locationet [Member] Former Subsidiary [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method				50.00%
Ownership percentage			10.64		21.28	10.64
Investments in affiliated company	$ 160	$ 207
Investments in affiliates, loans portion	249	234
Investments in other company	$ 82	$ 80